Net Revenue - Schedule of Revenue by Significant Category (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Revenue by Significant Category [Line Items]
Net revenue	$ 22,596,984	$ 19,926,006	$ 63,121,151	$ 57,208,885
Domestic sales [Member]
Schedule of Revenue by Significant Category [Line Items]
Net revenue	16,601,753	14,663,139	46,876,131	42,500,372
Export sales [Member]
Schedule of Revenue by Significant Category [Line Items]
Net revenue	$ 5,995,231	$ 5,262,867	$ 16,245,020	$ 14,708,513